Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Share of profit	¥ 49,153	¥ 46,663	¥ 44,779
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	241,674	235,294
Addition (note i)	50,000	0
Share of profit	49,153	46,663
Cash dividends distribution	(64,784)	(40,283)
As at 31 December	¥ 276,043	¥ 241,674	¥ 235,294